Investments and valuations (Details Narrative)				6 Months Ended	12 Months Ended
	Apr. 28, 2026 shares	Oct. 23, 2025 shares	Apr. 09, 2024 MYR (RM) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2024 USD ($)	May 31, 2024	Jun. 22, 2023
Tumpuan Megah Development Sdn Bhd [Member] | Horizon Shipyard Inter Globe (M) Sdn Bhd [Member]
Equity interest percentage			20.00%
Horizon Shipyard Inter Globe (M) Sdn Bhd [Member]
Share of profit and losses of associate | $				$ 4,029	$ 4,975	$ 710
Horizon Shipyard Inter Globe (M) Sdn Bhd [Member] | Tumpuan Megah Development Sdn Bhd [Member]
Equity interest percentage							20.00%	20.00%
Additional common stock subscription			3,800
Cash consideration for ordinary shares acquired | RM			RM 3,800
Double Corporation Oils and Fats Sdn Bhd [Member]
Carrying amount of investment | $					96,776
Investment recognized loss amount | $					$ 17,728
Double Corporation Oils and Fats Sdn Bhd [Member] | Tumpuan Megah Development Sdn Bhd [Member]
Equity interest percentage	50.00%	50.00%
Number of shares alloted	400,000	200,000
Additional number of shares alloted	800,000
Additional number of shares acquisitions	600,000